Financial investments	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Financial investments
5.	Financial investments

(a)	This caption is made up as follows, as of December 31, 2022 and 2021:

	2022	2021
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b) and (c)	16,716,517	17,629,787
Investments at amortized cost (d)	3,231,139	3,225,174
Investments at fair value through profit or loss (e)	1,932,993	2,706,271
Equity instruments measured at fair value through other comprehensive income (f)	512,884	623,718

Total financial investments	22,393,533	24,184,950

Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	322,425	291,488
Investments at amortized cost (d)	71,640	70,856

Total	22,787,598	24,547,294

In the determination of the expected loss for the financial investments’ portfolio, the Group has not needed to apply any subsequent adjustment to the model through the expert judgment, as it has been in the case of the loan portfolio, see Note 30.1, because the most significant investments held as of December 31, 2022 and 2021 are permanently evaluated by local and international credit-rating agencies, in an individual manner. Said agencies periodically modify the ratings of the issuers in accordance with the risk variation of each of the financial instrument, based on the particular situation of issuers.

(b)	Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2022
Corporate, leasing and subordinated bonds (*)	8,707,969	9,477	(1,143,244)	7,574,202	Jan-23 / Feb-97	1.60	13.26	5.10	13.14
Sovereign Bonds of the Republic of Peru (**)	7,878,445	590	(1,270,254)	6,608,781	Sep-23 / Feb-55	1.89	8.14	—	—
Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru	1,434,752	89	(5)	1,434,836	Jan-23 / Mar-23	7.29	7.46	—	—
Bonds guaranteed by the Peruvian Government	512,316	1,698	(26,286)	487,728	Oct-24 / Oct-33	3.48	6.01	6.86	8.25
Global Bonds of the Republic of Peru	508,813	—	(55,527)	453,286	Jul-25 / Dec-32	—	—	5.18	5.60
Global Bonds of the Republic of Colombia	82,836	—	(2,026)	80,810	Mar-23 / Feb-24	—	—	6.07	6.23
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	44,234	—	(366)	43,868	Mar-23	2.28	2.28	—	—
Other	39,627	—	(6,621)	33,006	Nov-31 / Feb-34	—	—	3.85	6.06

Total	19,208,992	11,854	(2,504,329)	16,716,517

Accrued interest				322,425

Total				17,038,942

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2021
Corporate, leasing and subordinated bonds (*)	8,125,394	326,929	(300,143)	8,152,180	Jan-22 / Feb-97	0.31	12.48	0.74	23.15
Sovereign Bonds of the Republic of Peru (**)	7,374,357	44	(655,048)	6,719,353	Aug-24 / Feb-55	3.03	6.91	—	—
Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru	1,440,926	131	(113)	1,440,944	Jan-22 / Mar-22	0.04	0.04	—	—
Global Bonds of the Republic of Peru	537,871	—	(11,148)	526,723	Jul-25 / Dec-32	—	—	1.81	2.83
Bonds guaranteed by the Peruvian Government	529,142	7,973	(12,710)	524,405	Oct-24 / Oct-33	3.35	5.51	3.53	7.62
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	179,815	—	(608)	179,207	Jan-22 / Mar-23	0.31	2.28	—	—
Global Bonds of the Republic of Colombia	88,180	—	(1,205)	86,975	Mar-23 / Feb-24	—	—	1.93	2.48

Total	18,275,685	335,077	(980,975)	17,629,787

Accrued interest				291,488

Total				17,921,275

(*)
As of December 31, 2022, Inteligo holds corporate bonds from several entities for approximately S/
116,603
,000, which guarantee loans with Bank J. Safra Sarasin, see Note 12(h). As of December 31, 2021, Inteligo held corporate bonds and mutual funds from several entities for approximately S/
391,616
,000, which guarantee loans with Credit Suisse First Boston and Bank J. Safra Sarasin; see Note 12(h) and (i).

(**)
As of December 31, 2022 and 2021, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/
1,047,815
,000 and S/
335,529
,000, respectively, which guarantee loans with the BCRP, see Note 12(b).

The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2022 and 2021. The amounts presented do not consider impairment.

	2022				2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	2,271,038	—	—	2,271,038	1,917,827	—	—	1,917,827
Standard grade	13,499,740	945,321	—	14,445,061	14,815,454	896,506	—	15,711,960
Sub-standard grade	—	—	—	—	—	—	—	—
Impaired
Individual	—	—	418	418	—	—	—	—

Total	15,770,778	945,321	418	16,716,517	16,733,281	896,506	—	17,629,787

(c)
The Group, according to the business model applied to these debt instruments, has the capacity to hold these investments for a sufficient period that allows the early recovery of the fair value, up to the maximum period for the early recovery or the due date.

The following table shows the analysis of changes in fair value and the corresponding expected credit loss:

	2022
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	16,733,281	896,506	—	17,629,787
New originated or purchased assets	3,211,041	—	—	3,211,041
Assets matured or derecognized (excluding write-offs)	(1,939,686)	(10,531)	—	(1,950,217)
Change in fair value	(1,906,272)	(14,416)	(9,210)	(1,929,898)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(88,095)	88,095	—	—
Transfers to Stage 3	(2,162)	(7,805)	9,967	—
Write-offs	—	—	—	—
Foreign exchange effect	(237,329)	(6,528)	(339)	(244,196)

End of year balances	15,770,778	945,321	418	16,716,517

	2022
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	9,456	31,652	—	41,108
New originated or purchased assets	3,132	—	—	3,132
Assets matured or derecognized (excluding write-offs)	(416)	(46)	—	(462)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(105)	105	—	—
Transfers to Stage 3	(305)	(993)	1,298	—
Effect on the expected credit loss due to the change of the stage during the year	—	3,237	12,311	15,548
Others (*)	(1,186)	(4,282)	—	(5,468)
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	246	(73)	(57)	116

Expected credit loss at the end of the period	10,822	29,600	13,552	53,974

(*)	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.

	2021
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	17,690,212	212,140	—	17,902,352
New originated or purchased assets	4,515,849	—	—	4,515,849
Assets matured or derecognized (excluding write-offs)	(3,104,080)	(149,785)	—	(3,253,865)
Change in fair value	(2,845,868)	608,321	—	(2,237,547)
Transfers to Stage 1	3,979	(3,979)	—	—
Transfers to Stage 2	(217,915)	217,915	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	691,104	11,894	—	702,998

End of year balances	16,733,281	896,506	—	17,629,787

	2021
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	9,417	62,143	—	71,560
New originated or purchased assets	2,723	246	—	2,969
Assets matured or derecognized (excluding write-offs)	(3,360)	(27)	—	(3,387)
Transfers to Stage 1	1,058	(1,058)	—	—
Transfers to Stage 2	(857)	857	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	—	15,696	—	15,696
Others (*)	80	(46,256)	—	(46,176)
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	395	51	—	446

Expected credit loss at the end of the period	9,456	31,652	—	41,108

(*)	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.
In the determination of the expected loss for the portfolio of financial investments, for the years 2022 and 2021; it has not been necessary to perform a subsequent adjustment to the model because it captures the expected loss in a satisfactory manner considering the Group portfolio investments.
As a result of the assessment of the impairment of its debt instruments at fair value through other comprehensive income, the Group recorded a loss of S/12,752,000 during the year 2022, a reversal of impairment of S/30,898,000 during the year 2021, and an expense of S/32,904,000 during the year 2020, which are presented in the caption “(Loss) recovery to impairment of financial investments” in the consolidated statement of income. The movement of unrealized results of investments at fair value through other comprehensive income, net of Income Tax and non-controlling
interest, is presented in Notes 16(d) and (e).

(d)
As of December 31, 2022 and 2021, investments at amortized cost corresponds to Sovereign Bonds of the Republic of Peru issued in Soles, for an amount of S/3,302,779,000 and S/3,296,030,000, respectively, including accrued interest. Said investments present low credit risk and the expected credit loss is not significant.

As of December 31, 2022, these investments have maturity dates that range from September 2023 to August 2037, have accrued interest at effective annual rates ranging from 4.29 percent and 6.64 percent, and estimated fair value amounting to approximately S/2,949,507,000 (as of December 31, 2021, their maturity dates ranged from September 2023 to August 2037, accrued interest at effective annual rates between 4.29 percent and 6.58 percent, and its estimated fair value amounted to approximately S/3,181,392,000).
As of December 31, 2022 and 2021, Interbank keeps loans with the BCRP that are guaranteed with these sovereign bonds, classified as restricted, for approximately S/2,310,536,000 and S/1,643,293,000, respectively; see Note 12(b).

(e)	The composition of financial instruments at fair value through profit or loss is as follows:

	2022	2021
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,517,075	1,830,098
Listed shares	315,820	651,813
Non-listed shares	74,430	184,973
Debt instruments
Corporate, leasing and subordinated bonds	25,668	39,387

Total	1,932,993	2,706,271

As of December 31, 2022 and 2021, investments at fair value through profit or loss include investments held for trading for approximately S/209,549,000 and S/282,781,000, respectively; and those assets that are necessarily measured at fair value through profit or loss for approximately S/1,723,444,000 and S/2,423,490,000, respectively.
During the year 2022, the Group recognized losses from valuation of instruments at fair value through profit or loss for approximately S/257,570,000 (during the year 2021 and 2020, recognized gains for S/85,075,000, S/205,090,000, respectively), which are part of caption “Net (loss) gain from financial assets at fair value through profit or loss” of the consolidated statement of income.
During the years 2022, 2021 and 2020, the Group has received dividends from these investments for approximately S/33,897,000, S/2,536,000 and S/2,887,000, respectively, which are presented in the caption “Interest and similar income” of the consolidated statement of income.

(f)	As of December 31, 2022 and 2021, the composition of equity instruments measured at fair value through other comprehensive income is as follow:

	2022	2021
	S/(000)	S/(000)
Listed shares (g)	474,588	583,684
Non-listed shares	38,296	40,034

Total	512,884	623,718

As of December 31, 2022 and 2021, it corresponds to investments in shares in the biological sciences, distribution of machinery, energy, telecommunications, financial and massive consumption sectors that are listed on the domestic and foreign markets.
During the years 2022, 2021 and 2020, the Group received dividends from these investments for approximately S/45,031,000, S/99,200,000 and S/100,407,000, respectively, which are included in the caption “Interest and similar income” in the consolidated statement of income.

(g)
During
the year 2022, the Group sold shares of several entities, which were irrevocably designated at fair value through other comprehensive income. The total amount of the sales amounted to S/345,791,000 generating total gains for approximately S/16,313,000 (in 2021, the sales amounted to S/1,240,052,000, generating total losses for approximately S/180,905,000; in 2020, the sales amounted to S/158,083,000, generating total losses for approximately S/24,154,000). Said gains were reclassified to caption “Retained Earnings” of the consolidated statement of changes in equity.

In October 2021, the Group sold the 2,396,920 shares it held in InRetail Peru Corp. (a related entity), that represented 2.33 percent of its capital stock, which were irrevocably designated at fair value through other comprehensive income. The sale was trade through Lima Stock Exchange, at market value for a total amount of US$84,108,000, equivalent to S/341,646,000. Since the acquisition date, the Group had recorded a cumulative gain on valuation for approximately S/270,993,000. In accordance with the provisions of IFRS 9 and considering the classification of this investment; said gain was recorded as a decrease in the caption “Unrealized results, net” and an increase in the caption “Retained earnings” of the consolidated statements of changes in equity.

(h)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2022 and 2021 classified by contractual maturity (without including accrued interest):

	2022		2021
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	1,610,691	—	1,597,490	—
From 3 months to 1 year	152,533	494,872	185,274	—
From 1 to 3 years	1,160,014	640,314	1,126,012	1,143,436
From 3 to 5 years	2,329,056	443,799	2,418,557	456,784
From 5 years onwards	11,464,223	1,652,154	12,302,454	1,624,954
Equity instruments (without maturity)	512,884	—	623,718	—

Total	17,229,401	3,231,139	18,253,505	3,225,174

(i)	Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9 as of December 31, 2022 and 2021:

	2022
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	9,839,920	—	—	9,839,920
Corporate, leasing and subordinated bonds	6,709,273	864,511	418	7,574,202
Variable interest Certificates of Deposit issued by the BCRP	1,434,836	—	—	1,434,836
Bonds guaranteed by the Peruvian government	487,728	—	—	487,728
Global Bonds of the Republic of Peru	453,286	—	—	453,286
Global Bonds of the Republic of Colombia	—	80,810	—	80,810
Negotiable Certificates of Deposit issued by the BCRP	43,868	—	—	43,868
Others	33,006	—	—	33,006

Total	19,001,917	945,321	418	19,947,656

	2021
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	9,944,527	—	—	9,944,527
Corporate, leasing and subordinated bonds	7,342,649	809,531	—	8,152,180
Variable interest Certificates of Deposit issued by the BCRP	1,440,944	—	—	1,440,944
Global Bonds of the Republic of Peru	526,723	—	—	526,723
Bonds guaranteed by the Peruvian Government	524,405	—	—	524,405
Negotiable Certificates of Deposit issued by the BCRP	179,207	—	—	179,207
Global Bonds of the Republic of Colombia	—	86,975	—	86,975

Total	19,958,455	896,506	—	20,854,961